Acquisitions & Divestitures - SRA - Narrative (Details) $ in Thousands	12 Months Ended
	Jun. 30, 2015 USD ($)	Jun. 30, 2014 USD ($)	Mar. 28, 2014 USD ($) contract	Jun. 30, 2013 USD ($)	Apr. 15, 2015 USD ($)	Dec. 16, 2012 USD ($)
Customer relationships
Business Acquisition [Line Items]
Useful life (in years)	20 years
Backlog
Business Acquisition [Line Items]
Useful life (in years)	1 year
MorganFranklin Corporation's National Security Solutions Division | Customer relationships
Business Acquisition [Line Items]
Useful life (in years)			10 years
SRA Companies, Inc.
Business Acquisition [Line Items]
Useful life (in years)	13 years	13 years
Proceeds from business dispositions	$ 0	$ 5,492		$ 0
Gain on the sale of a portion of the Health & Civil business	$ 0	1,564	$ (1,600)	$ 0
Sale of a portion of the Health & Civil business		$ 4,156	4,200
Reduction of intangible assets			$ 1,300
SRA Companies, Inc. | Health & Civil Business
Business Acquisition [Line Items]
Number of contracts sold | contract			6
Proceeds from business dispositions			$ 5,500
SRA Companies, Inc. | Customer relationships
Business Acquisition [Line Items]
Useful life (in years)	20 years	20 years
SRA Companies, Inc. | Obase Government Services
Business Acquisition [Line Items]
Total purchase price					$ 72,000
Escrow fund for contingent liabilities					$ 5,400
SRA Companies, Inc. | MorganFranklin Corporation's National Security Solutions Division
Business Acquisition [Line Items]
Total purchase price						$ 33,631